Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Lease, Cost
The following table summarizes the effects of finance lease costs in the Company’s consolidated statements of operations for the year ended December 31, 2020:

Consolidated Statements of Operations Caption	Year Ended December 31, 2020

Selling, general and administrative	1,937
Research and development	1,375
Interest expense	782

Total finance lease cost	4,094

The following table summarizes variable lease costs in the Company’s consolidated statements of operations for the year ended December 31, 2020:

Consolidated Statements of Operations Caption	Year Ended December 31, 2020

Selling, general and administrative	435
Research and development	309

Total variable lease costs	744

Assets And Liabilities, Lessee
Supplemental balance sheet information related to the lease was as follows:

	Classification	As of December 31, 2020
Assets
Finance lease asset	Property and equipment, net	31,463

Total lease assets		31,463

Liabilities
Current	Accrued expenses and other current liabilities	1,070
Non-current	Finance lease liabilities	13,956

Total lease liabilities		15,026

Finance Lease, Liability, Fiscal Year Maturity
Maturities of the Company’s finance lease liability was as follows:

Years Ended December 31,	Lease Payments
2021	$1,797
2022	1,851
2023	1,905
2024	1,959
2025	2,013
Thereafter	9,532

Total lease payments	$19,057

Less: imputed interest	4,031

Total lease liabilities	$15,026

Less: current portion	1,070

Long-term lease liabilities	$13,956

The Company has elected to exclude leases with terms less than 12 months in the measurement of the lease liability on the consolidated balance sheets under the short-term lease exclusion. For the year ended December 31, 2020, the Company expensed an immaterial amount to research and development on the consolidated statements of operations for leases with terms less than 12 months.
Disclosures related to periods prior to adoption of ASC 842:
The future minimum lease payments over the term of the Company’s lease as of December 31, 2019 was as follows:

Years Ended December 31,	Lease Payments
2020	$1,739
2021	1,792
2022	1,846
2023	1,900
2024	1,954
Thereafter	11,712

Total	$20,943